Share-based Compensation - Share options, June 2008 scheme (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 item shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Share Options
Maximum percentage of ordinary shares in issue upon exercise of all outstanding options granted and yet to be exercised		30.00%
Number of Options, Granted		11,330,103	15,794,018	3,719,500
June 2018 Scheme
Share Options
Maximum percentage of the ordinary shares in issue on effective date of option scheme ("Limit")		10.00%
Maximum percentage of ordinary shares in issue on effective date of limit as refreshed (Refreshed "Limit")		10.00%
Award vesting period		4 years
Share options, expiration period		10 years
June 2018 Scheme | Non employee
Share Options
Award vesting period	4 years
Share options, expiration period	10 years
Number of Options, Granted	3,314,500
Number of non employees | item	2